LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2021
LAND USE RIGHTS, NET
Land use rights

	As of December 31,
	2020	2021
	RMB	RMB	US$
Cost	278,138	368,101	57,763
Accumulated amortization	(22,765)	(30,866)	(4,843)
Land use rights, net	255,373	337,235	52,920

Carrying value of land use rights pledged by company to secure banking borrowings

	As of December 31,
	2020	2021
	RMB	RMB	US$
Land use rights	141,000	135,821	21,313